Bank borrowings	12 Months Ended
Dec. 31, 2022
ZHEJIANG TIANLAN
Bank borrowings
12.	Bank borrowings

	December 31,
	2022	2021
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	501	8,511
Bank loans borrowed by subsidiaries of the Company (note ii)	5,007	5,007

	5,508	13,518

(i)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2022 bears interest at fixed rates of 3.85% (2021: 4.35% to 5%) per annum. Interest paid during the year ended December 31, 2022 was approximately RMB408,000 (2021: RMB253,000 and 2020: RMB1,377,000).

(ii)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2022, bears interest at a fixed rate of 4.85% (2021: a fixed rate ranging from 4.35% to 5%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2022 was approximately RMB218,000 (2021: RMB427,000 and 2020: RMB287,000).